Long-term debt - Schedule of Long-term Debt (Parenthetical) (Detail) - Loan Maturity Date Extension [Member] - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Debt, maturity date	November 30, 2021
6.40%, US$4 million, maturing November 30, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	6.40%	6.40%
Debt	$ 4	$ 4
Debt, maturity date	November 30, 2021	November 30, 2021
5.85%, US$10 million, maturing November 30, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	5.85%	5.85%
Debt	$ 10	$ 10
Debt, maturity date	November 30, 2021	November 30, 2021
4.88%, US$13 million, maturing November 30, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	4.88%	4.88%
Debt	$ 13	$ 13
Debt, maturity date	November 30, 2021	November 30, 2021
4.98%, US$6 million, maturing November 30, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	4.98%	4.98%
Debt	$ 6	$ 6
Debt, maturity date	November 30, 2021	November 30, 2021
5.23%, US$2 million, maturing November 30, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	5.23%	5.23%
Debt	$ 2	$ 2
Debt, maturity date	November 30, 2021	November 30, 2021
4.79%, US$12 million, maturing November 30, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	4.79%	4.79%
Debt	$ 12	$ 12
Debt, maturity date	November 30, 2021	November 30, 2021